Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000091187 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000091187 [Member] | Senshu Electric Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000091187 [Member] | Gift Holdings Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000091187 [Member] | Tel Aviv Stock Exchange Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000091187 [Member] | Hill And Smith PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091187 [Member] | Elopak A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091187 [Member] | ADENTRA Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091187 [Member] | Digital Information Technologies Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091187 [Member] | First Pacific Co Ltd Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091187 [Member] | Kitron A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091187 [Member] | Vidrala S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091187 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000091187 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000091187 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000091187 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000091187 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000091187 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000091187 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000091187 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091187 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091187 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000091187 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	37.40%
C000091187 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.20%
C000091187 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000091187 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	4.10%
C000091187 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	4.00%
C000091187 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000091187 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.10%
C000091187 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.10%
C000091187 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.80%
C000091187 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091187 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000091188 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000091188 [Member] | Senshu Electric Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000091188 [Member] | Gift Holdings Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000091188 [Member] | Tel Aviv Stock Exchange Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000091188 [Member] | Hill And Smith PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091188 [Member] | Elopak A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091188 [Member] | ADENTRA Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091188 [Member] | Digital Information Technologies Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091188 [Member] | First Pacific Co Ltd Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000091188 [Member] | Kitron A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091188 [Member] | Vidrala S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000091188 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000091188 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000091188 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000091188 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000091188 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000091188 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000091188 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000091188 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091188 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000091188 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000091188 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	37.40%
C000091188 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.20%
C000091188 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000091188 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	4.10%
C000091188 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	4.00%
C000091188 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000091188 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.10%
C000091188 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.10%
C000091188 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.80%
C000091188 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000091188 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000188985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C000188985 [Member] | Senshu Electric Co Ltd Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000188985 [Member] | Gift Holdings Inc Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000188985 [Member] | Tel Aviv Stock Exchange Ltd Israel [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000188985 [Member] | Hill And Smith PLC United Kingdom [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188985 [Member] | Elopak A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188985 [Member] | ADENTRA Inc Canada [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188985 [Member] | Digital Information Technologies Corp Japan [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188985 [Member] | First Pacific Co Ltd Hong Kong [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000188985 [Member] | Kitron A S A Norway [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000188985 [Member] | Vidrala S A Spain [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000188985 [Member] | All Other [Member]
Holdings [Line Items]
Percent of Total Investments	24.60%
C000188985 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C000188985 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000188985 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000188985 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000188985 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000188985 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000188985 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000188985 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000188985 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000188985 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	37.40%
C000188985 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	11.20%
C000188985 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	6.20%
C000188985 [Member] | NORWAY
Holdings [Line Items]
Percent of Total Investments	4.10%
C000188985 [Member] | ISRAEL
Holdings [Line Items]
Percent of Total Investments	4.00%
C000188985 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	3.50%
C000188985 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	3.10%
C000188985 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	3.10%
C000188985 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	2.80%
C000188985 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000188985 [Member] | Other Assets less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)